Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of income tax expense (benefit) [Abstract]
Current income tax provision	$ 513,379	$ 100,741	$ 9,627
Deferred income tax provision (benefit)	(333,045)	111,757	(106,431)
Total	$ 180,334	$ 212,498	$ (96,804)